Income Taxes (Details) $ in Millions	6 Months Ended
Sep. 30, 2024 HKD ($)
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate (in Dollars)	$ 2
Applicable tax rate	8.25%
United States [Member]
Income Taxes [Line Items]
Applicable tax rate	21.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%
We Health [Member] | United States [Member]
Income Taxes [Line Items]
Applicable tax rate	6.50%
Akso Remote Medical and Akso Online MediTech [Member] | United States [Member]
Income Taxes [Line Items]
Applicable tax rate	0.00%
Akso First Health [Member] | United States [Member]
Income Taxes [Line Items]
Applicable tax rate	8.00%